SCHEDULE OF FUNCTIONAL CURRENCIES (Details)	12 Months Ended
Dec. 31, 2022
Draganfly inc [member]
Reserve Quantities [Line Items]
Name of company	Draganfly Inc.
Functional currencies	Canadian Dollar
Draganfly innovations inc [member]
Reserve Quantities [Line Items]
Name of company	Draganfly Innovations Inc.
Functional currencies	Canadian Dollar
Draganfly innovations usa inc [member]
Reserve Quantities [Line Items]
Name of company	Draganfly Innovations USA, Inc.
Functional currencies	US Dollar
Dronelogics systems inc. [member]
Reserve Quantities [Line Items]
Name of company	Dronelogics Systems Inc.
Functional currencies	Canadian Dollar